Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 3,946	¥ 10,154	¥ 11,202
Impairment loss	¥ 8,808	¥ 13,526